PowerShares S&P 500 High Beta Portfolio (Prospectus Summary): | PowerShares S&P 500 High Beta Portfolio
POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED OCTOBER 26, 2011 TO THE
PROSPECTUS DATED APRIL 15, 2011 OF:

PowerShares S&P 500 ® High Beta Portfolio
PowerShares S&P 500 ® Low Volatility Portfolio

Please Retain This Supplement For Future Reference.

Effective immediately, on page 5 of the Prospectus, the paragraph under the heading "Performance" is hereby deleted and replaced with the following:

The Fund is new and does not yet have a full calendar year of performance. After the Fund has been in operation for a full calendar year, total return information will be presented. Updated performance information is accessible on the Fund's website at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.